Consolidated Statements Of Equity (USD $) In Thousands, except Share data	Total	Preferred Stock	Common Stock	Additional Paid-In Capital	Retained Earnings	Treasury Stock	Accumulated Other Comprehensive Earnings (Loss)	Noncontrolling Interest
Beginning balance at Dec. 31, 2009	$ 3,145,198	$ 1,070	$ 198,342	$ 3,834,674	$ 660,130	$ (1,574,877)	$ 11,807	$ 14,052
Beginning balance (in shares) at Dec. 31, 2009		2,139,000	396,683,892			(90,199,152)
Net earnings	345,542				345,115			427
Other comprehensive earnings (loss), net of tax	160,060						160,060
Stock options exercised, net of shares tendered for payment	54,653		1,950	52,703
Stock options exercised, net of shares tendered for payment (in shares)			3,899,484
Preferred stock conversion		(1,070)
Preferred stock conversion (in shares)		(2,139,000)
Preferred stock conversion	0		62,617	(61,547)
Preferred stock conversion (in shares)			125,234,173
Stock compensation expense	31,385			31,385
Issuance of restricted stock, net of shares withheld	(3,335)			(11,923)		8,588
Issuance of restricted stock, net of shares withheld (in shares)						492,065
Tax benefit of stock option plans	7,253			7,253
Dividends on preferred shares	(121,535)				(121,535)
Purchase of subsidiary shares from noncontrolling interest	(5,452)			(4,622)				(830)
Other	1,632			1,759				(127)
Ending balance at Dec. 31, 2010	3,615,401	0	262,909	3,849,682	883,710	(1,566,289)	171,867	13,522
Ending balance (in shares) at Dec. 31, 2010		0	525,817,549			(89,707,087)
Net earnings	538,803				536,810			1,993
Other comprehensive earnings (loss), net of tax	(259,706)						(259,706)
Common stock share repurchase	(349,998)					(349,998)
Common stock share repurchase (in shares)						(14,773,006)
Warrant amendment and exchange	(149,947)			(149,947)
Stock options exercised, net of shares tendered for payment	67,738		2,249	65,489
Stock options exercised, net of shares tendered for payment (in shares)			4,497,904
Stock compensation expense	42,576			42,576
Issuance of restricted stock, net of shares withheld	(6,123)			(20,973)		14,850
Issuance of restricted stock, net of shares withheld (in shares)						843,077
Tax benefit of stock option plans	11,153			11,153
Purchase of subsidiary shares from noncontrolling interest	(4,992)			(2,607)				(2,385)
Other	(123)							(123)
Ending balance at Dec. 31, 2011	3,504,782	0	265,158	3,795,373	1,420,520	(1,901,437)	(87,839)	13,007
Ending balance (in shares) at Dec. 31, 2011		0	530,315,453			(103,637,016)
Net earnings	642,934				640,850			2,084
Other comprehensive earnings (loss), net of tax	1,341						1,341
Common stock share repurchase	(999,893)					(999,893)
Common stock share repurchase (in shares)						(41,398,647)
Stock options exercised, net of shares tendered for payment	143,883		4,674	139,209
Stock options exercised, net of shares tendered for payment (in shares)			9,348,933
Stock compensation expense	42,579			42,579
Issuance of restricted stock, net of shares withheld	(5,040)			(15,638)		10,598
Issuance of restricted stock, net of shares withheld (in shares)						576,454
Tax benefit of stock option plans	25,232			25,232
Purchase of subsidiary shares from noncontrolling interest	(34)			(9)				(25)
Other	44							44
Ending balance at Dec. 31, 2012	$ 3,355,828	$ 0	$ 269,832	$ 3,986,746	$ 2,061,370	$ (2,890,732)	$ (86,498)	$ 15,110
Ending balance (in shares) at Dec. 31, 2012		0	539,664,386			(144,459,209)